Consolidated statements of stockholders equity (deficit) and comprehensive income (loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unrealized loss on hedges, income tax benefit (provision)						$ 386	$ 32,601
Reclassification adjustment for hedge gains (losses) included in net income (loss), income tax benefit (provision)	$ 5,844	$ (2,588)	$ 10,588	$ (5,156)	$ (10,580)	$ (10,729)	$ 8,095